Non-operating (expenses) / income, net	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Non-operating (expenses) / income, net
22	Non-operating (expenses) / income, net

Non-operating (expenses) / income, net comprises the following:

	Year Ended March 31,
	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands
Interest income	191	237	175
Interest expense	(72)	(139)	(181)
Foreign exchange (loss) / gain	(353)	(21)	42

Non-operating (expenses) / income, net	(234)	77	36